TAXES (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXES
China Income tax statutory rate	25.00%	25.00%	25.00%
Permanent difference	23.10%	1.10%	0.60%
Effect of PRC preferential tax rate	(31.50%)	(9.90%)	(10.00%)
Non-PRC entities not subject to PRC income tax	70.80%	15.40%	4.50%
Effective tax rate	37.40%	31.60%	20.10%